Stockholders' equity - Summary of Change in Shares of Paid-in Capital and Reconciliation of Balances (Detail) - BRL (R$) R$ in Millions			12 Months Ended
	Feb. 22, 2018	Dec. 15, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			9,825,771,656	9,873,461,313
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			3,268,045,116
Cancellation of Shares			(14,424,206)	(47,689,657)
Shares of capital stock, ending balance			9,804,135,348	9,825,771,656	9,873,461,313
Treasury shares, beginning balance			128,825,880	104,411,304
Purchase of shares			13,100,000	126,295,705
Cancellation of Shares			(14,424,206)	(47,689,657)
Result of delivery of treasury shares			(29,623,265)	(54,191,472)
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			28,677,977
Treasury shares, ending balance			83,614,426	128,825,880	104,411,304
Outstanding shares			9,720,520,922	9,696,945,776	9,769,050,010
Beginning balance			R$ 97,148	R$ 97,148
Outstanding shares			9,720,520,922	9,696,945,776	9,769,050,010
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			R$ 0
Cancellation of Shares - Meeting of the Board of Directors			0	R$ 0
Ending balance			97,148	97,148	R$ 97,148
Treasury shares, value			(2,743)
Purchase of shares			(510)	(3,089)	(947)
Cancellation of Shares - Meeting of the Board of Directors			0
Result of delivery of treasury shares			1,321	1,114	R$ 731
Treasury shares, value			R$ (1,820)	R$ (2,743)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			4,979,926,668	5,027,616,325
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			1,652,763,453
Cancellation of Shares	(14,424,206)	(31,793,105)	(14,424,206)	(47,689,657)
Shares of capital stock, ending balance			4,958,290,359	4,979,926,668	5,027,616,325
Treasury shares, beginning balance			21,636,309	4,611
Purchase of shares				69,321,355
Cancellation of Shares	(14,424,206)	(31,793,105)	(14,424,206)	(47,689,657)
Treasury shares, ending balance				21,636,309	4,611
Outstanding shares			4,958,290,359	4,958,290,359	5,027,611,714
Outstanding shares			4,958,290,359	4,958,290,359	5,027,611,714
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			4,845,844,988	4,845,844,988
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			1,615,281,663
Shares of capital stock, ending balance			4,845,844,989	4,845,844,988	4,845,844,988
Treasury shares, beginning balance			107,189,571	104,406,693
Purchase of shares			13,100,000	56,974,350
Result of delivery of treasury shares			(29,623,265)	(54,191,472)
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			28,677,977
Treasury shares, ending balance			83,614,426	107,189,571	104,406,693
Outstanding shares			4,762,230,563	4,738,655,417	4,741,438,296
Outstanding shares			4,762,230,563	4,738,655,417	4,741,438,296
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares, value			R$ (2,743)	R$ (1,882)
Purchase of shares			(510)	(3,089)	R$ (947)
Cancellation of Shares - Meeting of the Board of Directors			534	1,178	2,670
Result of delivery of treasury shares			899	1,050	748
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018			0
Treasury shares, value			R$ (1,820)	R$ (2,743)	R$ (1,882)
Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			6,623,047,270	6,660,471,062
Shares of capital stock, ending balance			6,537,131,486	6,623,047,270	6,660,471,062
Beginning balance			R$ 65,482	R$ 65,534
Ending balance			R$ 64,776	R$ 65,482	R$ 65,534
Brazil [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			4,948,610,259	5,003,025,466
Shares of capital stock, ending balance			4,928,076,320	4,948,610,259	5,003,025,466
Brazil [Member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			1,674,437,011	1,657,445,596
Shares of capital stock, ending balance			1,609,055,166	1,674,437,011	1,657,445,596
Foreign [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			3,202,724,386	3,212,990,251
Shares of capital stock, ending balance			3,267,003,862	3,202,724,386	3,212,990,251
Beginning balance			R$ 31,666	R$ 31,614
Ending balance			R$ 32,372	R$ 31,666	R$ 31,614
Foreign [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			31,316,409	24,590,859
Shares of capital stock, ending balance			30,214,039	31,316,409	24,590,859
Foreign [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance			3,171,407,977	3,188,399,392
Shares of capital stock, ending balance			3,236,789,823	3,171,407,977	3,188,399,392